Note 40 - Financial Instruments Risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEV Given a Variation of 100 Basis Points with Respect to Core Capital Abstract
Closing SEV	1.43%	1.53%	1.03%
Minimum SEV	1.01%	0.80%	0.68%
Maximum SEV	2.05%	1.65%	1.33%
Average SEV	1.61%	1.13%	0.94%